Accounts Receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Accounts receivable	4,074,594	2,680,398	343,276
Less: allowance for credit losses	(1,495,119)	(1,567,825)	(200,790)
Accounts receivable, net	2,579,475	1,112,573	142,486

The movement of allowance for credit losses was as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Beginning balance	497,099	1,495,119	191,479
Write off	(497,099)	-	-
Addition	1,495,119	72,706	9,311
Ending balance	1,495,119	1,567,825	200,790